Deborah A. Sullivan
Assistant Vice President &
Assistant Counsel

                                                                                December 28, 2001

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         RE:      Oppenheimer Main Street Funds, Inc. ("Registrant") on behalf of
                  Oppenheimer Main Street Growth & Income Fund
                  Reg. No. 33-17850
                  File No. 811-5360

To the Securities and Exchange Commission:

         Pursuant to Rule 497(c) under the Securities  Act of 1933, as amended,  this  electronic  filing is made of the Prospectus and
Statement of Additional Information dated December 28, 2001 of the Registrant.

         If there are any questions, please contact the undersigned.

                                                                                Sincerely,

         Deborah A. Sullivan
                                                                                Assistant Vice President &
                                                                                Assistant Counsel
                                                                                212-323-0602

cc:      Larry Greene, Esq. (SEC)
         Myer, Swanson, Adams & Wolf, P.C.
         Deloitte & Touche LLP
         Gloria LaFond